3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

Lisa D. Zeises
direct dial:  (215) 981-4722
zeisesl@pepperlaw.com

October 28, 2011

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:           Touchstone Strategic Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

Touchstone Strategic Trust (the “Trust”) is hereby transmitting for filing a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the following series of the Trust: Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone US Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”).

It is anticipated that the Shares would be issued to shareholders of a corresponding series of Old Mutual Funds I or Old Mutual Funds II (each an “Old Mutual Fund” and collectively, the “Old Mutual Funds”), in connection with proposed reorganizations of each Old Mutual Fund into a corresponding Acquiring Fund, pursuant to Agreements and Plans of Reorganization (the “Agreements”).

The Agreements are subject to the requisite approval of the Old Mutual Funds’ shareholders at a meeting to be held in February 2012.

Pursuant to Rule 488 under the 1933 Act, it is proposed that this filing will become effective on November 28, 2011.

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www.pepperlaw.com

U.S. Securities and Exchange Commission
October 28, 2011

If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4722 or John M. Ford at 215.981.4009.

Very truly yours,
/s/ Lisa D. Zeises
Lisa D. Zeises

cc:  Brian Hirsch, Esq.
       John M. Ford, Esq.